Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 1.02	£ 3.67	£ 1.78
Dividends	£ 315	£ 1,139	£ 553
First Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0.53	£ 0.81	£ 1.04
Dividends	£ 164	£ 250	£ 323
Second Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0.49	£ 2.15	£ 0.74
Dividends	£ 151	£ 668	£ 230
Third Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0	£ 0.71
Dividends	£ 0	£ 221